UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment |X|; Amendment Number:     1
                                                -------

     This Amendment (Check only one):         |X| is a restatement.
                                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Steel Partners II, L.P.
Address:     590 Madison Avenue, 32nd Floor
             New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Lauren Isenman
Title:       Attorney-In-Fact for Warren G. Lichtenstein,
             Managing Member of General Partner of Steel Partners II, L.P.
Phone:       212-520-2300

Signature, Place, and Date of Signing:

             /s/ Lauren Isenman, New York, NY, November 16, 2006

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   1
                                                       ------------------------

Form 13F Information Table Entry Total:                             37
                                                       ------------------------

Form 13F Information Table Value Total:                     $1,209,432
                                                       ------------------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.       Form 13F File Number       Name

           1        28-10766                   Warren G. Lichtenstein
          ---       --------------------       ----------------------


                                                  FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----       -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

AMERICAN INDEPENDENCE CORP   COM NEW     026760405     3487   283711    SH             OTHER        1          0      283711    0

ANGELICA CORP                COM         034663104    32401  1847250    SH             OTHER        1          0     1847250    0

BAIRNCO CORP                 COM         057097107    13023  1110200    SH             OTHER        1          0     1110200    0

BKF CAP GROUP INC            COM         05548G102     4545   727200    SH             OTHER        1          0      727200    0

BRINKS CO                    COM         109696104   212903  3774200    SH             OTHER        1          0     3774200    0

C&D TECHNOLOGIES INC         COM         124661109     3452   459000    SH             OTHER        1          0      459000    0

CHEROKEE INTL CORP           COM         164450108     7099  1839189    SH             OTHER        1          0     1839189    0

                             COM PAR
CONTINENTAL MATLS CORP       $0.25       211615307     9097   335700    SH             OTHER        1          0      335700    0

CRONOS GROUP S A             SHS         L20708100    16586  1440971    SH             OTHER        1          0     1440971    0

DCAP GROUP INC               COM         233065200       38    18181    SH             OTHER        1          0       18181    0

EARTHLINK INC                COM         270321102    58243  6725522    SH             OTHER        1          0     6725522    0

ENERGY PARTNERS LTD          COM         29270U105      190    10000    SH             OTHER        1          0       10000    0

ENPRO INDS INC               COM         29355X107   105954  3153403    SH             OTHER        1          0     3153403    0

ENSTAR GROUP INC GA          COM         29358R107    17038   184815    SH             OTHER        1          0      184815    0

GENCORP INC                  COM         368682100    63689  3973100    SH             OTHER        1          0     3973100    0

GRIFFON CORP                 COM         398433102    19687   754300    SH             OTHER        1          0      754300    0



HALLMARK FINL SVCS INC EC    COM         40624Q104      330   174500    SH             OTHER        1          0      174500    0

IKON OFFICE SOLUTIONS INC    COM         451713101   175849 13956300    SH             OTHER        1          0    13956300    0

INDEPENDENCE HLDG CO NEW     COM NEW     453440307     2426   108234    SH             OTHER        1          0      108234    0

IPASS INC                    COM         46261V108    13920  2485633    SH             OTHER        1          0     2485633    0

LAYNE CHRISTENSEN CO         COM         521050104    40156  1416447    SH             OTHER        1          0     1416447    0

LUBRIZOL CORP                COM         549271104    30888   775100    SH             OTHER        1          0      775100    0

NATHANS FAMOUS INC NEW       COM         632347100    13746  1018200    SH             OTHER        1          0     1018200    0

NAUGATUCK VY FINL CORP       COM         639067107      240    21834    SH             OTHER        1          0       21834    0

NEW FRONTIER MEDIA INC       COM         644398109    24924  3476100    SH             OTHER        1          0     3476100    0

P & F INDS INC               CL A NEW    692830508     4301   351085    SH             OTHER        1          0      351085    0

REUNION INDS INC             COM         761312107      320   762500    SH             OTHER        1          0      762500    0

RONSON CORP                  COM NEW     776338204      995   438128    SH             OTHER        1          0      438128    0

ROTECH HEALTHCARE INC        COM         778669101    20370  5417450    SH             OTHER        1          0     5417450    0

SELECTICA INC                COM         816288104     3253  1301122    SH             OTHER        1          0     1301122    0

S L INDS INC                 COM         784413106    25815  1586650    SH             OTHER        1          0     1586650    0

STRATEGIC DISTR INC          COM NEW     862701307     4024   289489    SH             OTHER        1          0      289489    0

STRATOS INTERNATIONAL INC    COM NEW     863100202    14958  2183650    SH             OTHER        1          0     2183650    0

TEMPLE INLAND INC            COM         879868107    19729   460200    SH             OTHER        1          0      460200    0

UNITED INDL CORP             COM         910671106    87602  1935950    SH             OTHER        1          0     1935950    0

VECTOR GROUP LTD             COM         92240M108    26366  1622552    SH             OTHER        1          0     1622552    0

WALTER INDS INC              COM         93317Q105   131788  2286000    SH             OTHER        1          0     2286000    0
